MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2008, AS SUPPLEMENTED ON NOVEMBER 20, 2008,
DECEMBER 10, 2008, FEBRUARY 11, 2009, MARCH 13, 2009, AND APRIL 17, 2009

The date of this Supplement is June 10, 2009.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The MGI Funds Board of Trustees has approved certain amendments to an investment policy of each of the MGI US Large Cap Growth Equity Fund (the “Large Cap Growth Fund”) and the MGI US Large Cap Value Equity Fund (the “Large Cap Value Fund”), as described below.

Effective on August 9, 2009 (60 days from the date of this notice), the following changes will be made in the prospectuses of the Class S Shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 Shares (the “Class Y Shares Prospectus”) of MGI Funds, dated July 31, 2008:

     1. With respect to the Large Cap Growth Fund, in the section of the Prospectuses entitled “Principal Investment Strategies of the Fund” (on page 29 of the Class Y Shares Prospectus and page 28 of the Class S Shares Prospectus), the second and third sentences in the first paragraph are deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of large capitalization U.S. companies. For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be U.S. companies, at the time of investment, which exceed the market capitalization of the smallest company within the Russell 1000® Growth Index, as measured at the end of the preceding month.

     2. With respect to the Large Cap Value Fund, in the section of the Prospectuses entitled “Principal Investment Strategies of the Fund” (on page 33 of the Class Y Shares Prospectus and page 32 of the Class S Shares Prospectus), the second and third sentences in the first paragraph are deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of large capitalization U.S. companies. For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be U.S. companies, at the time of investment, which exceed the market capitalization of the smallest company within the Russell 1000® Value Index, as measured at the end of the preceding month.

     THIS SUPPLEMENT SHOULD BE READ AND RETAINED
IN CONNECTION WITH THE MGI FUNDS’ PROSPECTUSES